FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jan. 03, 2021
Financial Instruments [Abstract]
Disclosure of detailed information about financial instruments
The carrying amounts and fair values of financial assets and liabilities included in the consolidated statements of financial position are as follows:

	January 3, 2021	December 29, 2019

Financial assets
Amortized cost:
Cash and cash equivalents	$505,264	$64,126
Trade accounts receivable	196,480	320,931
Financial assets included in prepaid expenses, deposits and other current assets	88,781	45,950
Long-term non-trade receivables included in other non-current assets	1,435	2,933
Derivative financial assets included in prepaid expenses, deposits and other current assets	4,947	9,816

Financial liabilities
Amortized cost:
Accounts payable and accrued liabilities (1)	$326,069	$395,564
Long-term debt - bearing interest at variable rates	800,000	645,000
Long-term debt - bearing interest at fixed rates (2)	200,000	200,000
Derivative financial liabilities included in accounts payable and accrued liabilities	17,653	11,067
(1) Accounts payable and accrued liabilities include balances payable of $27.6 million (December 29, 2019 - $39.6 million) under supply-chain financing arrangements (reverse factoring) with a financial institution, whereby receivables due from the Company to certain suppliers can be collected by the suppliers from a financial institution before their original due date. These balances are classified as accounts payable and accrued liabilities and the related payments as cash flows from operating activities, given the principal business purpose of the arrangement is to provide funding to the supplier and not the Company, the arrangement does not significantly extend the payment terms beyond the normal terms agreed with other suppliers, and no additional deferral or special guarantees to secure the payments are included in the arrangement.
(2) The fair value of the long-term debt bearing interest at fixed rates was $221.3 million as at January 3, 2021 (December 29, 2019 - $206.4 million).
Disclosure of detailed information about hedging instruments
The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at January 3, 2021:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	33,069	1.3090	$43,287	$—	$(1,784)	$(1,784)
Sell EUR/Buy USD	33,571	1.1816	39,668	—	(1,736)	(1,736)
Sell CAD/Buy USD	45,591	0.7594	34,623	—	(1,111)	(1,111)
Buy CAD/Sell USD	21,669	0.7077	15,336	1,626	—	1,626
Sell AUD/Buy USD	7,387	0.7218	5,332	—	(346)	(346)
Sell MXN/Buy USD	168,727	0.0455	7,683	28	(693)	(665)
			$145,929	$1,654	$(5,670)	$(4,016)

The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at December 29, 2019:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	32,737	1.2750	$41,739	$187	$(1,169)	$(982)
Sell EUR/Buy USD	35,236	1.1341	39,960	502	(78)	424
Sell CAD/Buy USD	58,212	0.7612	44,309	49	(130)	(81)
Buy CAD/Sell USD	31,287	0.7514	23,510	342	—	342
Sell AUD/Buy USD	7,691	0.6974	5,364	38	(32)	6
Sell MXN/Buy USD	272,914	0.0504	13,761	—	(356)	(356)
			$168,643	$1,118	$(1,765)	$(647)
The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at January 3, 2021:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount (1)	current assets	accrued liabilities	months

Forward contracts	Cotton	16.2 million pounds	$1,582	$—	$1,582
Swap contracts	Synthetic fibres	3.9 million pounds	—	(781)	(781)
Swap & option contracts	Energy	6.4 million gallons	1,300	(258)	1,042
			$2,882	$(1,039)	$1,843
(1) Notional amounts are not in thousands.

The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at December 29, 2019:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount (1)	current assets	accrued liabilities	months

Forward contracts	Cotton	133.7 million pounds	$3,494	$(198)	$3,296
Swap contracts	Synthetic fibres	60.6 million pounds	—	(6,859)	(6,859)
Swap & option contracts	Energy	8.5 million gallons	1,185	(186)	999
			$4,679	$(7,243)	$(2,564)
(1) Notional amounts are not in thousands.
The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at January 3, 2021:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Term Loan(1)
$150,000	June 17, 2021	Pay fixed rate / receive floating rate	0.96%	US LIBOR	$—	$(630)
25,000	April 6, 2022	Pay fixed rate / receive floating rate	0.27%	US LIBOR	—	(48)
75,000	April 30, 2023	Pay fixed rate / receive floating rate	2.85%	US LIBOR	—	(3,800)
50,000	April 30, 2024	Pay fixed rate / receive floating rate	1.51%	US LIBOR	—	(1,886)
25,000	April 30, 2025	Pay fixed rate / receive floating rate	1.06%	US LIBOR	—	(755)
25,000	May 30, 2025	Pay fixed rate / receive floating rate	0.47%	US LIBOR	—	(30)
Unsecured Notes
50,000	August 25, 2023	Pay fixed rate / receive floating rate	1.18%	US LIBOR	—	(1,330)
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.34%	US LIBOR	—	(2,465)
					$—	$(10,944)
(1) The notional amounts for the interest rate swap contracts maturing in 2023, 2024, and 2025 are extensions to the $150 million interest rate swap contracts originally entered into related to the $300 million term loan.

The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at December 29, 2019:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Term Loan(1)
$150,000	June 17, 2021	Pay fixed rate / receive floating rate	0.96%	US LIBOR	$1,379	$—
75,000	April 30, 2023	Pay fixed rate / receive floating rate	2.85%	US LIBOR	—	(1,817)
50,000	April 30, 2024	Pay fixed rate / receive floating rate	1.51%	US LIBOR	252	(242)
Unsecured Notes
50,000	August 25, 2023	Pay fixed rate / receive floating rate	1.18%	US LIBOR	866	—
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.34%	US LIBOR	1,179	—
					$3,676	$(2,059)
(1) The notional amounts for the interest rate swap contracts maturing in 2023 and 2024 are extensions to the $150 million interest rate swap contracts originally entered into related to the $300 million term loan.

Disclosure of detailed information about hedged items
The following table summarizes the Company’s hedged items as at January 3, 2021:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$(4,104)	$4,104
Forecast expenses	—	—	1,626	(1,626)

Commodity risk:
Forecast purchases	—	—	4,205	(4,205)

Interest rate risk:
Forecast interest payments	—	—	(10,765)	10,765
	$—	$—	$(9,038)	$9,038

No ineffectiveness was recognized in net earnings as the change in value of the hedging instrument used for calculating ineffectiveness was the same or smaller as the change in value of the hedged items used for calculating the ineffectiveness.

The following table summarizes the Company’s hedged items as at December 29, 2019:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$(972)	$972
Forecast expenses	—	—	342	(342)

Commodity risk:
Forecast purchases	—	—	(1,416)	1,416

Interest rate risk:
Forecast interest payments	—	—	1,511	(1,511)
	$—	$—	$(535)	$535

Disclosure of detailed information about financial expenses, net	Financial expenses, net:

	2020	2019

Interest expense on financial liabilities recorded at amortized cost (1)	$30,205	$28,659
Bank and other financial charges (2)	14,627	8,010
Interest accretion on discounted lease obligations	3,227	3,141
Interest accretion on discounted provisions	242	287
Foreign exchange loss (gain)	229	(929)
	$48,530	$39,168
(1) Net of capitalized borrowing costs of $1.6 million (2019 - $1.3 million).
(2) Fiscal 2020 includes upfront costs of $3.9 million for the June 2020 amendments of the loans and notes agreements (note 11).

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting	Hedging components of other comprehensive income (“OCI”):

	2020	2019

Net gain (loss) on derivatives designated as cash flow hedges:
Foreign currency risk	$502	$4,566
Commodity price risk	(12,699)	(8,213)
Interest rate risk	(12,381)	(10,588)

Income taxes	(5)	(46)

Amounts reclassified from OCI to inventory, related to commodity price risk	9,837	16,656

Amounts reclassified from OCI to net earnings, related to foreign currency risk, interest rate risk, and commodity risk, and included in:
Net sales	(242)	(5,667)
Cost of sales	8,483	(350)
Selling, general and administrative expenses	331	417
Financial expenses, net	(2,358)	(752)
Income taxes	29	60
Cash flow hedging loss	$(8,503)	$(3,917)